Trade Receivables, Net - Additional Information (Detail) - Customers	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Number of largest customers	5	5
Percentage of accounts receivable from largest customers	33.00%	30.00%
Bottom of range [member]
Disclosure of financial assets [Line Items]
Average credit terms	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Average credit terms	90 days